Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 8: Subsequent Events

On July 1, 2011, the Company exercised its right to prepay a portion of the outstanding principal balance and accrued and unpaid interest on the restated CASTion Notes as detailed in Note 4 by making payments in the aggregate amount of $1,568,267.  These payments represent slightly in excess of 50% of the balance of principal and accrued interest balance on the restated CASTion Notes.

Per the terms of the restated CASTion Notes, in the event, on or before July 5, 2011, the Company makes any payments of principal or accrued interest, then simultaneously with the making of such payment a portion of the remaining principal and accrued and unpaid interest on the restated CASTion Notes in an amount equal to the amount of such payment shall automatically convert into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share and Warrants for the purchase of the Company’s Common Stock equal to that number of shares of the Company’s Common Stock determined by dividing 200% of the amount of principal and interest converted by $0.30.  Accordingly, on July 1, 2011, the Company issued 653,439 shares of its Series B Convertible Preferred Stock and Warrants for the purchase of 10,455,024 shares of its Common Stock.  As a result, the restated CASTion Notes were considered to be repaid in full on July 1, 2011.

On July 11, 2011 the Company received written consents from stockholders representing approximately 71.3% in voting power of the Company’s capital stock authorizing an amendment of the Company’s Certificate of Incorporation for the following purposes:

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to increase the total number of authorized shares of stock to 455,000,000 shares, of which 425,000,000 shares shall be Common Stock and 30,000,000 shares shall be Preferred Stock, with 208,334 shares of the Preferred Stock designated “Series A Convertible Preferred Stock”, 12,000,000 shares of the Preferred Stock designated “Series B Convertible Preferred Stock” and the remaining shares undesignated; and

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to modify the definition of “Additional Stock” (as set forth in Section 6(g)(ii) of the Description of Series B Convertible Preferred Stock attached as Exhibit A to the Certificate of Designation, Preferences and Rights filed in the Office of the Secretary of State of the State of Delaware on November 18, 2009 (the “Series B Terms”)) to exclude any shares of Common Stock issued or deemed issued in a transaction or series of related transactions approved by the holders of a majority of the then-outstanding Series B Stock.

The Company has given all stockholders notice that the amendment has been approved and expects to file a Certificate of Amendment to its Certificate of Incorporation to effect the amendment in August 2011 following expiration of a waiting period required under Rule 14(c)-2.

On July 12, 2011 the Company amended the 2011 Bridge Loan Agreement as detailed in Note 4 to provide for an additional $1.6 million of funding to the Company and the issuance of additional 2011 Bridge Notes.  These additional 2011 Bridge Notes were issued on the same terms as the original 2011 Bridge Loans.

Note 15:  Subsequent events

On January 7, 2011 the Company entered into Note Amendment and Forbearance Agreements (the “Agreements”) with the holders of the Convertible Promissory Notes (the “Old Notes”) as detailed in Note 5.  Per the Agreements, (i) the Company made payments totaling $1,144,336 against the outstanding balances of the Old Notes; (ii) the Noteholders converted an aggregate of $902,710 in principal and accrued interest under the Old Notes into shares of the Company’s Series B Convertible Preferred Stock; (iii) the Company issued to the Noteholders warrants for the purchase of an aggregate of 17,585,127 shares of its Common Stock at an exercise price of $0.40 per share and an aggregate of 6,018,065 shares of its Common Stock at an exercise price of $0.30 per share; (iv) the Company amended and restated the Old Notes to read in the form of Amended and Restated Promissory Notes due February 29, 2012 as detailed in Note 6 (the “Restated Notes” and, with the Old Notes, the “Notes”); (v) the Company made additional cash payments to the Noteholders totaling $37,914; and (vi) the Noteholders agreed, subject to certain conditions set forth in the Note Amendment and Forbearance Agreements, to forbear until February 29, 2012, from exercising their rights and remedies under the Restated Notes.

The Restated Notes bear interest at the rate of 10% per annum.  Installment payments (based on a 10-year amortization schedule) are due on the last day of each month beginning January 31, 2011 and continue through February 29, 2012, at which time the entire unpaid principal amount of, and accrued interest on, the Restated Notes shall be due and payable.  The Restated Notes are convertible, in whole or in part, at any time at the election of the Noteholders, into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share.  In the event, on or before July 5, 2011, the Company makes any payments of principal or accrued interest on the Restated Notes, then simultaneously with the making of such payment a portion of the remaining principal and accrued and unpaid interest on the Restated Notes in an amount equal to the amount of such payment shall automatically convert into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share.  In the event that (i) the closing price of the Company’s Common Stock equals or exceeds $0.72 per share for 20 consecutive trading days and (ii) the daily average trading volume of the Company’s Common Stock exceeds 30,000 shares for 20 consecutive trading days, then the entire principal amount of the Restated Notes then outstanding, plus all accrued and unpaid interest thereon, shall automatically convert into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share.

On February 25, 2011 the Company entered into Note Extension and Amendment Agreements with the holders of the Bridge Notes as detailed in Note 4.  These Notes, as amended (the “Amended Notes”) bear interest at the rate of 10% per annum.  The Amended Notes are convertible into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share at any time at the election of the Noteholders.  In the event, prior to the maturity date of the Amended Notes, we pay in full the Restated Notes as detailed above, then the Amended Notes shall automatically convert into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share.  In the event that (i) the closing price of the Company’s Common Stock equals or exceeds $0.72 per share for 20 consecutive trading days and (ii) the daily average trading volume of the Company’s Common Stock exceeds 30,000 shares for 20 consecutive trading days, then the entire principal amount of the Amended Notes, plus all accrued and unpaid interest, shall automatically convert into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share.  Upon conversion of all or any portion of the Amended Notes, the Company will issue five-year warrants for the purchase, at an exercise price of $0.30 per share, of that number of shares of the Company’s Common Stock determined by dividing (i) 200% of the amount of principal and interest so converted by (ii) $0.30 (the “Warrants”).  The Amended Notes contain other conventional terms, including events of default upon the occurrence of which the Restated Notes become immediately due and payable.

In March 2011, an investor of the Company converted 100,000 shares of the Company’s Series B Convertible Preferred Stock into 1 million shares of Common Stock.

On March 25, 2011, the Company was notified by the U.S. Internal Revenue Service that it had accepted the Company’s Offer in Compromise with respect to its tax liabilities relating to (i) employee tax withholding for all periods commencing with the quarter ended September 30, 2005 and continuing through September 30, 2009 and (ii) federal unemployment taxes (FUTA) for the years 2005 through 2008.  Pursuant to the Offer in Compromise, it has agreed to satisfy its delinquent tax liabilities by paying a total of $2,134,636 (representing the aggregate amount of tax due, without interest or penalties).  During the pendency of the IRS review of the Offer in Compromise the Company has made interim payments totaling $1,335,000; a balance of $799,636 remains to be paid in monthly installments of $89,000 each through December 2011.  In connection with the Offer in Compromise, the Company has agreed that any net operating losses sustained for the years ending December 31, 2010 through December 31, 2012 will not be claimed as deductions under the provisions of Section 172 of the Internal Revenue Code except to the extent that such net operating losses exceed the amount of interest and penalties abated.  The IRS acceptance of the Offer in Compromise is conditioned, among other things, on the Company filing and paying all required taxes for five tax years commencing on the date of the IRS acceptance.